SCHEDULE OF STOCK-BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 6,032	$ 6,763	$ 9,269
Cost of Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	2,983	3,368	4,466
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 3,049	$ 3,395	$ 4,803